Postretirement Plans (Components Of Net Postretirement Benefits Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Postretirement Benefit Plans [Line Items]
Net postretirement expense	$ 228	$ 173	$ 145
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Service cost	2	2	3
Interest cost	12	16	17
Net amortization and other	(13)	(11)	(7)
Net postretirement expense	$ 1	$ 7	$ 13